Premiums Written and Earned (Tables)	12 Months Ended
Dec. 31, 2020
Insurance [Abstract]
Schedule of Net Premiums Written and Earned
The following tables provide the total reinsurance balances recoverable on paid and unpaid losses.

	December 31, 2020
	Run-off	Legacy Underwriting	Corporate & Other	Total
Recoverable from reinsurers on unpaid:
Outstanding losses	$938,231	$263,638	$—	$1,201,869
IBNR	508,082	139,761	—	647,843
ULAE	16,688	—	—	16,688
Fair value adjustments - acquired companies	—	—	(15,353)	(15,353)
Fair value adjustments - fair value option	—	—	(21,427)	(21,427)
Total reinsurance reserves recoverable	1,463,001	403,399	(36,780)	1,829,620
Paid losses recoverable	172,309	87,234	—	259,543
Total	$1,635,310	$490,633	$(36,780)	$2,089,163

Reconciliation to Consolidated Balance Sheet:
Reinsurance balances recoverable on paid and unpaid losses	$1,093,053	$490,633	$(15,353)	$1,568,333
Reinsurance balances recoverable on paid and unpaid losses - fair value option	542,257	—	(21,427)	520,830
Total	$1,635,310	$490,633	$(36,780)	$2,089,163

	December 31, 2019
	Run-off	Legacy Underwriting	Corporate & Other	Total
Recoverable from reinsurers on unpaid:
Outstanding losses	$972,293	$273,142	$—	$1,245,435
IBNR	673,059	112,471	—	785,530
Fair value adjustments - acquired companies	—	—	(15,255)	(15,255)
Fair value adjustments - fair value option	—	—	(88,086)	(88,086)
Total reinsurance reserves recoverable	1,645,352	385,613	(103,341)	1,927,624
Paid losses recoverable	181,375	72,135	—	253,510
Total	$1,826,727	$457,748	$(103,341)	$2,181,134

Reconciliation to Consolidated Balance Sheet:
Reinsurance balances recoverable on paid and unpaid losses	$1,043,123	$457,748	$(15,255)	$1,485,616
Reinsurance balances recoverable on paid and unpaid losses - fair value option	783,604	—	(88,086)	695,518
Total	$1,826,727	$457,748	$(103,341)	$2,181,134
The following tables show our gross and net balances recoverable from our reinsurers as well as the related allowance for estimated uncollectible reinsurance broken down by the credit ratings of our reinsurers. The majority of the allowance for estimated uncollectible reinsurance relates to the Run-off segment.

	December 31, 2020
	Gross	Allowance for estimated uncollectible reinsurance	Net	Provisions as a % of Gross
Reinsurers rated A- or above	$1,464,529	$60,801	$1,403,728	4.2%
Reinsurers rated below A-, secured	608,999	—	608,999	—%
Reinsurers rated below A-, unsecured	152,757	76,321	76,436	50.0%
Total	$2,226,285	$137,122	$2,089,163	6.2%

	December 31, 2019
	Gross	Allowance for estimated uncollectible reinsurance	Net	Provisions as a % of Gross
Reinsurers rated A- or above	$1,731,270	$43,427	$1,687,843	2.5%
Reinsurers rated below A-, secured	463,840	—	463,840	—%
Reinsurers rated below A-, unsecured	133,663	104,212	29,451	78.0%
Total	$2,328,773	$147,639	$2,181,134	6.3%
The following tables provide a summary of net premiums written and earned for the years ended December 31, 2020, 2019 and 2018:

	2020		2019		2018
	Premiums Written	Premiums Earned	Premiums Written	Premiums Earned	Premiums Written	Premiums Earned
Run-off
Gross	$5,191	$71,522	$(25,069)	$197,009	$(8,910)	$25,230
Ceded	(2,204)	(12,827)	(269)	(28,513)	(307)	(15,803)
Net	$2,987	$58,695	$(25,338)	$168,496	$(9,217)	$9,427
Legacy Underwriting
Gross	$546,792	$658,396	$683,722	$752,521	$826,442	$836,883
Ceded	(116,955)	(144,999)	(113,331)	(116,970)	(162,878)	(150,531)
Net	$429,837	$513,397	$570,391	$635,551	$663,564	$686,352
Total
Gross	$551,983	$729,918	$658,653	$949,530	$817,532	$862,113
Ceded	(119,159)	(157,826)	(113,600)	(145,483)	(163,185)	(166,334)
Net	$432,824	$572,092	$545,053	$804,047	$654,347	$695,779